Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2019		Jul. 31, 2018	Jul. 31, 2019		Jul. 31, 2018
Cash flows from operating activities
Net income		$ 1,984	[1]	$ 1,939	$ 6,490	[1]	$ 6,453
Adjustment for:
Net interest income		(4,374)		(4,085)	(12,841)		(11,971)
Depreciation and amortization		276		212	782		615
Provision for credit losses		713		943	2,274		2,021
Equity-settled share-based payment expense		1		1	6		6
Net gain on sale of investment securities		(118)		(35)	(226)		(136)
Net loss on divestitures	[2]	302			129
Net income from investments in associated corporations		(190)		(126)	(489)		(390)
Income tax expense		753		529	1,876		1,859
Changes in operating assets and liabilities:
Trading assets		(16,188)		7,561	(31,620)		7,510
Securities purchased under resale agreements and securities borrowed		4,582		(57)	(15,963)		11,307
Loans		(11,567)		(8,680)	(36,406)		(23,686)
Deposits		18,271		(1,984)	45,677		14,861
Obligations related to securities sold short		(3,558)		(1,871)	(6,077)		(3,976)
Obligations related to securities sold under repurchase agreements and securities lent		(1,776)		(9,837)	19,495		(14,851)
Net derivative financial instruments		(1,394)		1,018	462		779
Other, net	[2]	1,434		(114)	(630)		(1,183)
Dividends received		137		83	355		242
Interest received		8,594		7,015	24,409		20,025
Interest paid		(4,245)		(2,874)	(11,520)		(8,200)
Income tax paid	[2]	(674)		(598)	(2,273)		(1,779)
Net cash from/(used in) operating activities	[2]	(7,037)		(10,960)	(16,090)		(494)
Cash flows from investing activities
Interest-bearing deposits with financial institutions		5,014		11,032	19,163		8,498
Purchase of investment securities		(22,724)		(20,824)	(67,536)		(66,526)
Proceeds from sale and maturity of investment securities		24,735		23,072	65,110		63,231
Acquisition/sale of subsidiaries, associated corporations or business units, net of cash acquired				(2,405)	(36)		(2,405)
Property and equipment, net of disposals		66		(106)	(38)		(221)
Other, net		(417)		(89)	(431)		(505)
Net cash from/(used in) investing activities		6,674		10,680	16,232		2,072
Cash flows from financing activities
Proceeds from issue of subordinated debentures		1,500			3,250
Redemption/repayment of subordinated debentures		(4)			(18)		(233)
Redemption of preferred shares					(300)		(345)
Proceeds from common shares issued		53		1,718	211		1,814
Common shares purchased for cancellation		(196)		(74)	(719)		(252)
Cash dividends and distributions paid		(1,087)		(1,038)	(3,284)		(3,064)
Distributions to non-controlling interests		(39)		(23)	(131)		(80)
Other, net	[2]	1,178		291	2,336		692
Net cash from/(used in) financing activities	[2]	1,405		874	1,345		(1,468)
Effect of exchange rate changes on cash and cash equivalents		(154)		18	64		63
Net change in cash and cash equivalents		888		612	1,551		173
Cash and cash equivalents at beginning of period	[3]	9,660		7,386	8,997		7,825
Cash and cash equivalents at end of period	[3]	$ 10,548		$ 7,998	$ 10,548		$ 7,998

[1]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).
[2]	Prior periods amounts have been restated to conform with current period presentation.
[3]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).